STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTIONS

Transactions involving our options are summarized as follows:

			Weighted
			Average
		Weighted	Grant-Date
	Number of	Average	Per Share
	Options	Exercise Price	Fair Value
Options outstanding at December 31, 2025	565,000,000	$0.019	$0.005
Granted	2,500,000	$0.018	$0.018
Canceled/Expired	-	$-	$-
Exercised	-	$-	$-
Options outstanding at June 30, 2026	567,500,000	$0.019	$0.005

	12/31/2025		12/31/2024
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	562,500,000	$0.0172	560,000,000	$0.0210
Granted	2,500,000	$0.0395	2,500,000	$0.0036
Expired/Cancelled	-	-	-	-
Outstanding as of the end of the periods	565,000,000	$0.0191	562,500,000	$0.0172
Exercisable as of the end of the periods	466,626,419	$0.0206	431,051,538	$0.0204

SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OPTIONS OUTSTANDING

Details of our options outstanding as of June 30, 2026, are as follows:

Options Exercisable	Weighted Average Exercise Price of Options Exercisable	Weighted Average Contractual Life of Options Exercisable (Years)	Weighted Average Contractual Life of Options Outstanding (Years)
507,430,540	0.019	2.35	3.07

The weighted average remaining contractual life of options outstanding as of December 31, 2025 and 2024 was as follows:

12/31/2025				12/31/2024
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$0.0137	50,000,000	32,181,971	4.22	$0.0137	50,000,000	12,500,000	5.22
$0.0036	2,500,000	833,328	8.92	$0.0036	2,500,000	-	9.92
$0.0395	2,500,000	138,888	9.34
$0.0126	5,000,000	3,472,232	7.42	$0.0126	5,000,000	972,222	8.42
$0.0121	100,000,000	25,000,000	4.46	$0.0121	100,000,000	-	5.46
$0.0223	5,000,000	5,000,000	6.21	$0.0223	5,000,000	2,916,667	7.21
$0.0210	400,000,000	400,000,000	3.28	$0.0210	400,000,000	400,000,000	4.28
	565,000,000	466,626,419			562,500,000	416,388,889

SCHEDULE OF WARRANTS ACTIVITY

Transactions involving our warrants are summarized as follows:

			Weighted
			Average
		Weighted	Grant-Date
	Number of	Average	Per Share
	Warrants	Exercise Price	Fair Value
Warrants outstanding at December 31, 2025	228,958,334	$0.048	$0.079
Granted	-	$-	$-
Canceled/Expired	(223,958,334)	$0.049	$0.080
Exercised	-	$-	$-
Warrants outstanding at June 30, 2026	5,000,000	$0.026	$0.022

As of December 31, 2025 and 2024, the outstanding warrants were as follows:

	12/31/2025		12/31/2024
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	228,958,334	$0.0483	228,958,334	$0.0483
Granted	-	-	-	-
Purchased	-	-	-	-
Outstanding as of the end of the periods	228,958,334	$0.0483	228,958,334	$0.0483
Exercisable as of the end of the periods	228,958,334		228,958,334

SCHEDULE OF WARRANTS OUTSTANDING	Details of our warrants outstanding as of June 30, 2026, are as follows:
Warrants Exercisable	Weighted Average Contractual Life of Warrants Outstanding and Exercisable (Years)
5,000,000	0.71

The weighted average remaining contractual life of the warrants outstanding as of December 31, 2025, was as follows:

12/31/2025
Exercisable Price	Stock Warrants Outstanding	Stock Warrants Exercisable	Weighted Average Remaining Contractual Life (years)
$0.0255	5,000,000	5,000,000	1.21
$0.04	125,000,000	125,000,000	0.27
$0.05	9,375,000	9,375,000	0.26
$0.06	83,333,334	83,333,334	0.58
$0.075	6,250,000	6,250,000	0.58
	228,958,334	228,958,334